FINANCIAL RISK MANAGEMENT AND FAIR VALUES - INTEREST RATE RISK (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT AND FAIR VALUES
Estimated increase/decrease of variable interest rate on basis points	¥ 100	¥ 100
Decrease/Increase in net income attributed to interest rate risk	¥ 245,000,000	¥ 352,000,000